As filed with the Securities and Exchange Commission on July 7, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chief Executive Officer

c/o Neuberger Berman Management Inc.

Neuberger Berman California Intermediate Municipal Fund Inc.

605 Third Avenue, 2nd Floor

New York, New York  10158-0180

Arthur C. Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Neuberger Berman

Intermediate Municipal Closed-End Funds

Neuberger Berman California Intermediate Municipal Fund Inc. (Ticker Symbol: NBW)

Neuberger Berman Intermediate Municipal Fund Inc. (Ticker Symbol: NBH)

Neuberger Berman New York Intermediate Municipal Fund Inc. (Ticker Symbol: NBO)

Semi-Annual Report

April 30, 2008

Contents

THE FUND

Chairman's Letter	1

PORTFOLIO COMMENTARY

California Intermediate Municipal Fund Inc.	2

Intermediate Municipal Fund Inc.	3

New York Intermediate Municipal Fund Inc.	3

SCHEDULE OF INVESTMENTS

California Intermediate Municipal Fund Inc.	7

Intermediate Municipal Fund Inc.	10

New York Intermediate Municipal Fund Inc.	17

FINANCIAL STATEMENTS	22

FINANCIAL HIGHLIGHTS/PER SHARE DATA

California Intermediate Municipal Fund Inc.	33

Intermediate Municipal Fund Inc.	34

New York Intermediate Municipal Fund Inc.	35

Distribution Reinvestment Plan	37

Directory	39

Proxy Voting Policies and Procedures	40

Quarterly Portfolio Schedule	40

Report of Votes of Shareholders	41

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Management Inc." and the individual Fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. ©2008 Neuberger Berman Management Inc. All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds for the six months ended April 30, 2008. The report includes portfolio commentary, listings of the Funds' investments, and their financial statements for the reporting period.

Each Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific fund, a high level of current income exempt from that state's personal income taxes (and, in the case of the New York Fund, New York City personal income tax).

We invest in intermediate-term municipal bonds because our experience and research indicate strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds — with less volatility and risk.

We believe that our conservative investment philosophy and disciplined investment process will benefit you with superior tax exempt current income over the long term.

Since February 2008, the market for auction rate preferred securities has experienced significant disruption that has resulted in failed auctions for many of these securities, including the auction market preferred shares issued by the Funds. While at this time we cannot predict whether, how or when complete or partial liquidity will return, we continue to work toward finding a solution while keeping in mind the interests of both the common and preferred shareholders of the Funds.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,

Peter Sundman
Chairman of the Board
Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

Intermediate Municipal Closed-End Funds Portfolio Commentaries

For the six months ended April 30, 2008, on a net asset value (NAV) basis, all three of the Neuberger Berman Intermediate Municipal Closed End Funds posted positive returns, outperforming the Lipper Closed-End Intermediate Municipal Debt Funds Average but trailing the Lehman Bothers 10-Year Municipal Bond Index.

Over the first two months of the period, the fixed income markets showed some signs of stabilizing as the credit crunch triggered by the subprime mortgage crisis appeared to be easing. However, in January, credit market conditions began to deteriorate rapidly as major U.S. financial institutions continued to announce huge write-downs of fixed income assets and France's Société Générale reported a substantial loss. At this juncture, many segments of the fixed income markets, including the municipal securities auction market, seized up. The Fed responded with a 75-basis-point (0.75%) inter-meeting rate cut followed by another 50-basis-point cut a week later at its regularly scheduled January meeting. In addition, it took steps to inject liquidity by creating term auction facilities for banks. However, before these Fed actions could have much impact, in March, Bear Stearns, the U.S.'s fifth largest inves tment bank, appeared close to failure, prompting panic selling in the corporate bond and equities markets. Once again, the Fed moved aggressively, backing the JPMorgan Chase acquisition of Bear Stearns, cutting interest rates by an additional 75 basis points, and opening its discount window (lending facilities) to primary fixed income dealers. By April, the last month of this semi-annual reporting period, frozen credit markets started to thaw, but fixed income investors remained wary.

In the midst of this kind of market disruption, investment grade municipal securities conceivably could have benefited from investors' "flight to quality." However, several factors created a cloud over the municipal market: paralysis in the municipal securities auction market, credit downgrades and/or credit watches for a number of AAA-rated municipal bond insurers, and the mass liquidation of municipal securities by hedge funds seeking to meet margin calls.

We believe that a decline in the amount of issues enhanced with AAA insurance will create additional opportunities to add yield and illustrate the benefit of our research-intensive approach. We also think the worst of the hedge fund selling is over. The silver lining to this cloud is that the yields on high grade municipal securities now approximate the yields on comparable maturity U.S. Treasuries, creating an even greater yield advantage for investors in high federal and state income tax brackets.

Under more normal circumstances, we would have responded to Fed rate cuts by extending the weighted average maturity and duration of the Funds' portfolios. Recently, we have been selectively adding some longer maturity securities to the Funds' portfolios. However, we are reluctant to move too far out on the yield curve, because inflation remains a problem that we believe Fed Chairman Bernanke will eventually have to confront. This will not likely happen until the economy has weathered the current storm, but when GDP growth increases to the 2%–3% range, we believe the Fed will reverse course and begin tightening.

Our primary response to the challenges in the municipal securities market has been to remain diligent in analyzing the credit quality of portfolio holdings. We have been weeding out revenue bonds of more economically sensitive issuers and gravitating to securities with high levels of debt service coverage and strong legal covenants securing revenue streams.

Looking ahead, although we can't be sure that more "shoes won't drop," leading financial companies have bolstered their balance sheets and we suspect that write-downs will trend lower over the next several quarters. A healthier financial sector along with low interest rates and a Fed that has come up with some creative solutions to free up credit should combine to help stabilize the fixed income markets. In addition, municipal securities' historically high after-tax yield advantage over U.S. Treasuries should, in our view, create a more favorable response from fixed income investors.

California Intermediate Municipal Fund Inc.

For the six months ended April 30, 2008, on an NAV basis, the California Intermediate Municipal Fund posted a positive return, but lagged the Lehman 10-Year Municipal Bond Index.

CALIFORNIA INTERMEDIATE
MUNICIPAL FUND
RATING SUMMARY

AAA	39.7%
AA	14.5
A	21.1
BBB	17.0
BB	1.3
B	0.0
CCC	0.0
Not Rated	5.5
Short Term	0.9

As of April 30, 2008, the portfolio included 87.5% revenue bonds, 11.2% general obligation bonds, and 1.3% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 13.3% of assets. At the close of the reporting period, the Fund's duration was 4.6 years and its leverage position was 37.8% of assets.

Intermediate Municipal Fund Inc.

For the six months ended April 30, 2008, on an NAV basis, the Intermediate Municipal Fund generated a positive return, but trailed the Lehman 10-Year Municipal Bond Index.

As of April 30, 2008, the portfolio included 77.9% revenue bonds, 16.4% general obligation bonds, 3.9% pre-refunded/escrowed bonds, and 1.8% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 11.7% of assets. At the close of the reporting period, the Fund's duration was 4.5 years and its leverage position was 37.7% of assets.

INTERMEDIATE MUNICIPAL FUND
RATING SUMMARY

AAA	42.1%
AA	13.5
A	16.5
BBB	17.1
BB	2.8
B	0.0
CCC	0.9
Not Rated	7.1
Short Term	0.0

New York Intermediate Municipal Fund Inc.

For the six months ended April 30, 2008, on an NAV basis, the New York Intermediate Municipal Fund delivered a positive return, but failed to match the return of the Lehman 10-Year Municipal Bond Index.

As of April 30, 2008, the portfolio included 92.8% revenue bonds, 3.7% general obligation bonds, and 3.5% pre-refunded/escrowed bonds. Bonds subject to the Alternative Minimum Tax (AMT) equaled 19.6% of assets. At the close of the reporting period, the Fund's duration was 4.4 years and its leverage position was 37.9% of assets.

NEW YORK INTERMEDIATE
MUNICIPAL FUND
RATING SUMMARY

AAA	28.1%
AA	25.7
A	12.1
BBB	16.6
BB	11.8
B	0.0
CCC	0.0
Not Rated	4.7
Short Term	1.0

Sincerely,

James L. Iselin
Portfolio Manager

PERFORMANCE HIGHLIGHTS

Neuberger Berman

NAV[1,3,4,5]	Inception Date	Total Return Six Month Period Ended 4/30/2008	Total Return 1 Year Ended 4/30/2008	5 Year	Average Annual Total Return Since Inception
California Intermediate Municipal Fund	09/24/2002	0.26%	1.42%	4.94%	5.25%
Intermediate Municipal Fund	09/24/2002	0.74%	1.95%	5.13%	5.47%
New York Intermediate Municipal Fund	09/24/2002	1.29%	2.35%	5.11%	5.26%
Market Price[2,3,4,5]	Inception Date	Total Return Six Month Period Ended 4/30/2008	Total Return 1 Year Ended 4/30/2008	5 Year	Average Annual Total Return Since Inception
California Intermediate Municipal Fund	09/24/2002	3.14%	(5.44%)	4.69%	2.88%
Intermediate Municipal Fund	09/24/2002	4.26%	(1.11%)	3.99%	2.96%
New York Intermediate Municipal Fund	09/24/2002	0.85%	(4.94%)	3.57%	2.50%

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and, once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the Fund are subject to change. Investment return will fluctuate. Past performance is not guarantee of future results.

Endnotes

1  Returns based on net asset value (NAV) of the Funds.

2  Returns based on market price of Fund shares on the American Stock Exchange.

3  A portion of the income from each Fund may be a tax preference item for purposes of the Federal Alternative Minimum Tax for certain investors.

4  Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from each Fund. Each undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of each Fund would be lower.

5  Unaudited performance data current to the most recent month-end are available at www.nb.com.

Glossary of Indices

Lehman Brothers 10-Year Municipal Bond Index:	The Lehman Brothers 10-Year Municipal Bond Index is the 10-year (8-12) component of the Lehman Brothers Municipal Bond Index, which is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Lipper Closed-End Intermediate Municipal Debt Funds Average:	The average of all closed-end mutual funds tracked by Lipper that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Please note that the indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that investors cannot invest directly in any index. Data about the performance of each index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in its respective indices.

Schedule of Investments California Intermediate Municipal Fund Inc.

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Arizona (0.8%)
$750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	$764
California (140.0%)
270	Abag Fin. Au. Cert. of Participation Rev. (Channing House), Ser. 1999, 4.90%, due 2/15/09	271	ß
3,050	Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes Foundation), Ser. 1998, 5.13%, due 7/1/18	3,003	ß
1,000	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C, 5.13%, due 3/1/18	1,002	ß
1,250	Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001 A, (MBIA Insured), 5.38%, due 12/1/17	1,326
1,285	Bay Area Governments Assoc. BART SFO Extension Rev. (Arpt. Premium Fare), Ser. 2002 A, (AMBAC Insured), 5.00%, due 8/1/21	1,313
1,000	Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998, (FSA Insured), 5.13%, due 6/1/16	1,011
450	California Co. Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19	449
1,750	California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R, 5.00%, due 11/1/21	1,806	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006 E, (FGIC Insured), 4.88%, due 2/1/17	1,973
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004 I, 4.95%, due 7/1/26 Putable 7/1/14	2,086	ß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	2,033	ß
1,000	California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser. 1998 B, 5.00%, due 10/1/20	1,021	ß
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006 A, 5.00%, due 6/1/16	485	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,056
4,000	California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.), Ser. 1996 A, (MBIA Insured), 5.35%, due 12/1/16	4,111	ß
1,500	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17	1,384	ß
3,000	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23	2,604	ß
1,400	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 B4, (LOC: Bayerische Landesbank), 2.45%, due 5/1/08	1,400	µ
4,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	5,025
1,000	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.38%, due 5/1/22 Pre-Refunded 5/1/12	1,103
1,470	California St. Dept. of Wtr. Rev. (Ctrl. Valley Proj.), Ser. 2008 AE, 5.00%, due 12/1/20	1,591
2,250	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	2,344
1,000	California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev. (Cap. East End Complex), Ser. 2002 A, (AMBAC Insured), 5.25%, due 12/1/16	1,071
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004 B, 5.50%, due 6/1/20	1,166
3,000	California St. Pub. Works Board Lease Rev. (Regents of the Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A, (FSA Insured), 5.38%, due 10/1/13	3,272
1,000	California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12	1,079
2,000	California Statewide CDA Cert. of Participation Rev. (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19	1,957	ß
1,630	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	1,635	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005 A, 5.00%, due 3/1/20	1,002	ß
5,000	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%, due 10/1/16	5,363	ß
1,500	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007 A, 5.30%, due 11/1/18	1,483	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005 G, 5.00%, due 7/1/22	931	ß
500	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007 A, 4.80%, due 7/15/17	467	ß
1,020	Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16	1,016
2,550	Contra Costa Comm. College Dist. G.O., Ser. 2002, (FGIC Insured), 5.25%, due 8/1/17	2,707
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007 A, 5.00%, due 12/15/21	1,374	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$820	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/12	$805
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/13	243
2,000	Fresno Joint Pwr. Fin. Au. Lease Rev. (Master Lease Proj.), Ser. 2008 A, 5.00%, due 4/1/23	2,076
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002 A, (MBIA Insured), 6.00%, due 2/1/17	1,098
2,835	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (MBIA Insured), 5.00%, due 12/1/16	2,939
2,480	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (MBIA Insured), 5.25%, due 12/1/17	2,651
1,000	Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002, (FGIC Insured), 5.38%, due 8/1/17	1,065
1,245	Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17	1,371
660	Long Beach Bond Fin. Au. Tax Allocation Rev. (North Long Beach Proj.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17	699
500	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	564
1,275	Los Angeles Co. Long Beach Unified Sch. Dist. G.O., Ser. 2002 D, (FSA Insured), 5.00%, due 8/1/17	1,326
5,000	Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l Arpt.), Ser. 2002 A, (FGIC Insured), 5.25%, due 5/15/18	5,213
500	Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000 A, (FSA Insured), 5.38%, due 8/1/17	528
1,045	Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.00%, due 7/1/17	1,094
1,090	Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured), 5.13%, due 9/1/17	1,143
1,000	Mountain House Pub. Fin. Au. Util. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,014
535	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16	553
565	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17	579
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	460
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	452
1,045	Oakland G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/15	1,091
1,210	Oakland G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/18	1,251
605	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16	659
635	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17	692
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17	1,372
1,445	Oceanside Cert. of Participation Ref. Rev., Ser. 2003 A, (AMBAC Insured), 5.25%, due 4/1/14	1,557
3,890	Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA Insured), 5.00%, due 11/1/13	4,034
2,655	Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr. & Swr. Rev., Ser. 2001 A, (FGIC Insured), 5.00%, due 7/1/19	2,727
440	Roseville Stone Point Comm. Fac. District Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	430
2,600	Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997 K, (AMBAC Insured), 5.70%, due 7/1/17	2,921
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15	843
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16	832
2,000	San Diego Unified Sch. Dist. G.O., Ser. 2002 D, (FGIC Insured), 5.25%, due 7/1/21	2,162
1,500	San Francisco Bay Area Toll Au. Toll Bridge Rev., Ser. 2001 D, 5.00%, due 4/1/17	1,599
1,500	San Francisco City & Co. Int'l Arpt. Rev., Ser. 1999 23A, (FGIC Insured), 5.25%, due 5/1/16	1,524
5,000	San Francisco City & Co. Redev. Agcy. Lease Ref. Rev. (George R. Moscone Convention Ctr.), Ser. 2003, (FSA Insured), 5.00%, due 7/1/17	5,227
1,000	San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due 3/1/11	1,044
1,615	San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due 3/1/12	1,694
2,500	San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B, (AMBAC Insured), 5.25%, due 6/1/17	2,649
925	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002 J1, (AMBAC Insured), 4.95%, due 12/1/22	901	ß
1,620	Santa Clara Co. Fremont Union High Sch. Dist. G.O., Ser. 2002 C, (FSA Insured), 5.00%, due 9/1/20	1,759
1,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003, 6.13%, due 3/1/13	1,000
525	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due 7/1/13	534
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	514
3,905	Solano Co. Cert. of Participation Rev., Ser. 2002, (MBIA Insured), 5.25%, due 11/1/17	4,294
920	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	950
400	Southern California Pub. Pwr. Au. Rev. (Natural Gas Proj. Number 1), Ser. 2007 A, 5.00%, due 11/1/18	401
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005 A, (FSA Insured), 5.00%, due 9/1/21	1,322
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,228
		136,004

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Florida (0.8%)
$750	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	$761	ß
Guam (0.7%)
700	Guam Gov't. Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	713
Louisiana (2.8%)
1,500	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A, 5.25%, due 11/15/13	1,512	ß
1,250	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30	1,202
		2,714
New York (1.5%)
1,000	Nassau Co. IDA Continuing Care Retirement Comm. Rev. (The Amsterdam Harborside), Ser. 2007 A, 5.88%, due 1/1/18	994	ß
500	New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15	505
		1,499
North Carolina (1.6%)
1,405	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2003 A, 5.50%, due 1/1/14	1,512
Pennsylvania (1.0%)
1,000	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due 1/1/18	1,017	ß
Puerto Rico (6.6%)
1,255	Puerto Rico Children's Trust Tobacco Settlement Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33	1,204
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A, (ACA Insured), 5.25%, due 8/1/15	1,010	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured), 5.25%, due 8/1/17	3,154
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured), 5.25%, due 8/1/21	1,036
		6,404
Texas (2.4%)
900	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13	861	ß
1,000	Brazos River Harbor Navigation Dist. of Brazoria Co. Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33 Putable 5/15/08	1,001	ß
500	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16	492	ß
		2,354
Virgin Islands (2.1%)
250	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	250
750	Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22	761
1,000	Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998, 5.30%, due 7/1/18	979
		1,990
	Total Investments (160.3%) (Cost $154,754)	155,732	##
	Cash, receivables and other assets, less liabilities (0.4%)	439
	Liquidation Value of Auction Market Preferred Shares [(60.7%)]	(59,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$97,171

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Alabama (1.5%)
$4,210	DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due 6/1/14	$4,435
Arizona (2.3%)
1,465	Arizona Energy Management Svcs. (Main) LLC Energy Conservation Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (MBIA Insured), 5.25%, due 7/1/17	1,550
1,255	Salt Verde Fin. Corp. Sr. Gas Rev., Ser. 2007, 5.25%, due 12/1/20	1,262
1,750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	1,782
2,325	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	2,126
		6,720
California (7.9%)
3,500	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17	3,229	ß
2,000	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23	1,736	ß
2,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	2,792
3,460	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.38%, due 5/1/22 Pre-Refunded 5/1/12	3,815
1,500	California St. Pub. Works Board Lease Rev., Ser. 2002 A, (AMBAC Insured), 5.25%, due 12/1/17	1,596
1,240	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%, due 10/1/16	1,330	ß
1,270	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007 A, 5.30%, due 11/1/18	1,256	ß
3,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33	3,253
2,080	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18	2,199
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17	749
1,500	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2006, 4.88%, due 3/1/16	1,470
		23,425
Colorado (5.3%)
4,220	Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002 A, (AMBAC Insured), 5.38%, due 11/15/18	4,497
1,785	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991 D, (XLCA Insured), 7.75%, due 11/15/13	1,984
4,000	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, (FGIC Insured), 5.25%, due 11/15/14	4,076
4,610	Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured), 5.38%, due 12/1/16 Pre-Refunded 12/1/12	5,060
		15,617
Connecticut (0.8%)
2,400	Mashantucket Western Pequot Tribe Spec. Rev., Sub. Ser. 1997 B, 5.70%, due 9/1/12	2,420	ñ
District of Columbia (1.6%)
4,495	Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C, (XLCA Insured), 5.25%, due 6/1/13	4,810
Florida (8.3%)
2,560	Fiddlers Creek Comm. Dev. Dist. Number 2 Spec. Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16	2,373
1,750	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	1,776	ß
1,500	Miami-Dade Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Florida Pwr. & Light Co. Proj.), Ser. 2003, 2.75%, due 5/1/08	1,500	µß
8,140	Orange Co. Sales Tax Ref. Rev., Ser. 2002 A, (FGIC Insured), 5.13%, due 1/1/18	8,497
2,085	Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12	2,147	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$7,000	Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001 B, (AMBAC Insured), 5.38%, due 8/1/17	$7,386
1,000	Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002 C, (FGIC Insured), 5.25%, due 10/1/20	1,034
		24,713
Georgia (3.0%)
4,575	Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser. 2002 A, (MBIA Insured), 5.13%, due 2/1/17	4,922
1,000	Main Street Natural Gas, Inc. Gas Proj. Rev., Ser. 2007 B, 5.00%, due 3/15/14	993
2,710	Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc. Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18	2,895	ß
		8,810
Illinois (12.7%)
3,000	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	2,905
5,940	Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17 Pre-Refunded 7/1/12	6,507
180	Chicago G.O. (Unrefunded Bal.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17	192
1,500	Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002 C, 5.38%, due 12/1/16 Pre-Refunded 12/1/12	1,653
1,970	Cook County Illinois Township High Sch. Dist. Number 225 Northfield Township, 5.00%, due 12/1/25	2,057
5,130	Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13	5,284	µß
4,000	Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006 A, 5.75%, due 11/15/16	3,989	ß
5,000	Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14	5,405
3,000	Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.) (Unrefunded Bal.), Ser. 1997 A, (MBIA Insured), 6.00%, due 7/1/14	3,430	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998 A, (FGIC Insured), 5.50%, due 6/15/17	1,879
2,000	Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O., Ser. 1998, (FSA Insured), 5.35%, due 1/1/15	2,121
2,250	Southwestern Illinois Local Gov't Dev. Au. Rev., (Collinsville Ltd.), Ser. 2007, 5.00%, due 3/1/25	2,051
		37,473
Indiana (9.7%)
1,995	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A, 5.38%, due 2/1/17 Pre-Refunded 2/1/13	2,206
760	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 B, 5.25%, due 2/1/18 Pre-Refunded 2/1/13	830
8,005	Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser. 2001 A, 5.38%, due 2/1/17	8,585
2,800	Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser. 2002 B, 5.25%, due 2/1/18	2,982
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth. Oblig. Group), Ser. 2006 B, 5.00%, due 2/15/21	4,002	ß
1,000	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B, (MBIA Insured), 5.25%, due 1/1/18	1,056
2,050	Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St. Francis), Ser. 2001, 5.35%, due 11/1/15	2,152	ß
1,065	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/18	1,118
1,125	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/19	1,175
2,580	Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.), Ser. 2003 A, (FSA Insured), 5.63%, due 1/1/17	2,673
2,000	Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17	2,087	ß
		28,866
Iowa (2.7%)
1,000	Coralville Urban Renewal Rev., Tax Increment, Ser. 2007 C, 5.00%, due 6/1/15	1,039
3,000	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2001 B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11	3,182
3,000	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2005 C, 5.38%, due 6/1/38	2,614

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$1,005	Kirkwood Comm. College Iowa New Jobs Training Cert. (Merged Area X), Ser. 2007 1B, 5.00%, due 6/1/17	$1,034
		7,869
Louisiana (1.2%)
2,500	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A, 5.25%, due 11/15/13	2,520	ß
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30	962
		3,482
Maryland (0.5%)
1,000	Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14	1,049	ß
400	Prince George's Co. Unrefunded Bal. Cons. Pub. Imp. G.O., Ser. 2001, (FGIC Insured), 5.25%, due 12/1/16 Pre-Refunded 12/1/11	438
		1,487
Massachusetts (8.8%)
3,000	Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc. Proj.), Ser. 2001 A, (AMBAC Insured), 5.50%, due 1/1/19	2,860	ß
1,850	Massachusetts St. G.O., Ser. 2002 E, (MBIA Insured), 5.38%, due 1/1/18 Pre-Refunded 1/1/13	2,014
2,450	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15	2,484	ß
100	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Harvard Univ.), Ser. 1999 R, 2.00%, due 5/1/08	100	µß
2,810	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13	2,861	ß
4,935	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med. Ctr. Hosp.), Ser. 2002 H, (FGIC Insured), 5.38%, due 5/15/16 Pre-Refunded 5/15/12	5,344	ß
2,775	Massachusetts St. Wtr. Poll. Abatement Trust (Unrefunded Bal. Rev. Pool Prog.), Ser. 2001, 5.25%, due 2/1/16	2,946
5,030	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19	5,303
2,000	Massachusetts St. Wtr. Poll. Abatement Trust. Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16 Pre-Refunded 8/1/11	2,152
		26,064
Michigan (4.9%)
3,075	Detroit Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A, (FGIC Insured), 5.50%, due 5/1/15 Pre-Refunded 5/1/13	3,406
1,070	Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O., Ser. 1999, 5.25%, due 10/1/16	1,096
1,375	Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002, 5.25%, due 5/1/17 Pre-Refunded 11/1/12	1,500
1,500	Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%, due 10/15/18 Pre-Refunded 10/15/11	1,625
3,850	Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont Hosp.), Ser. 1996, 6.25%, due 1/1/12	4,155	ß
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	1,845
975	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due 11/1/15	982
		14,609
Minnesota (2.3%)
2,000	Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17	2,080
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,061	ß
2,540	St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street), Ser. 2002, 5.00%, due 12/1/17	2,670
		6,811
Mississippi (0.5%)
1,500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008 D, 5.00%, due 8/1/15	1,584

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Missouri (4.9%)
$3,495	Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co. Extension Proj.), Ser. 2002 B, (FSA Insured), 5.25%, due 10/1/16	$3,794
2,000	Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%, due 8/1/20	2,030	ß
2,425	Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003 A, 5.00%, due 12/1/17	2,465
740	Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev. (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21	670
2,965	Missouri St Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007 A, (XLCA Insured), 5.00%, due 4/1/26	2,961
2,000	Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. & Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16	2,183
435	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 II, (FHA Insured), 5.25%, due 12/1/16	445	[a]
110	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 III, (FHA Insured), 5.05%, due 12/1/15	113
		14,661
Nebraska (0.6%)
1,725	Central Plains Energy Proj. Rev. (Nebraska Gas Proj. Number 1), Ser. 2007 A, 5.00%, due 12/1/14	1,735
Nevada (4.3%)
5,335	Clark Co. Passenger Fac. Charge Ref. Rev. (Las Vegas-McCarran Int'l Arpt. Proj.), Ser. 2002 A, (MBIA Insured), 5.25%, due 7/1/10	5,499
4,355	Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003 A, (FGIC Insured), 5.25%, due 6/1/16	4,646
2,295	Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A, (FSA Insured), 5.50%, due 7/1/15	2,457
		12,602
New Hampshire (1.8%)
3,310	New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17 Pre-Refunded 7/1/11	3,608
1,700	New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New Hampshire) (Unrefunded Bal.), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17	1,803
		5,411
New Jersey (6.4%)
5,000	New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B, (FSA Insured), 5.25%, due 12/15/15	5,385
1,500	New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004, 5.63%, due 6/15/19	1,490
700	New Jersey Econ. Dev. Au. Retirement Comm. Rev. Ref. (Seabrook Vlg., Inc. Fac.), Ser. 2006, 5.25%, due 11/15/26	613	ß
6,900	New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology), Ser. 2002 C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13	7,584	ß
4,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18	3,867	ß
		18,939
New York (4.7%)
990	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	1,081
3,250	New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15	3,517
2,580	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/14	2,646	ß
750	New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics and Technology), Ser. 2006 A, 5.00%, due 12/1/21	665	ß
2,750	New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15	2,778
1,250	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	1,244
1,700	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A, 5.38%, due 3/15/20 Pre-Refunded 3/15/13	1,881
		13,812
North Dakota (1.5%)
4,100	Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002 A, (AMBAC Insured), 5.63%, due 6/1/17	4,400	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Ohio (1.3%)
$3,760	Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.), Ser. 1995, 5.00%, due 11/1/15 Putable 11/1/11	$3,847	ß
Pennsylvania (6.4%)
1,765	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due 1/1/19	1,795	ß
565	Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	622
435	Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded Bal.), Ser. 2003, 5.25%, due 7/1/18	460
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Vlg. Proj.), Ser. 2008 A, 6.10%, due 7/1/22	2,000	ß
2,000	Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group), Ser. 1998, 6.00%, due 11/1/23	1,797	ß
5,000	Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19	5,065	ß
1,000	Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver Proj.), Ser. 2005 G, 5.13%, due 12/1/15	963
2,000	Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998 A, (FGIC Insured), 5.38%, due 6/15/14	2,042
1,480	Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002 A, 5.75%, due 12/1/21 Pre-Refunded 12/1/11	1,634	ß
520	Sayre Hlth. Care Fac. Au. Rev. (Unrefunded Bal.), (Guthrie Hlth. Proj.), Ser. 2002 A, 5.75%, due 12/1/21	542	ß
2,000	Westmoreland Co. IDA Gtd. Rev. (Nat'l Waste & Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18 Putable 5/1/09	2,014	ß
		18,934
Puerto Rico (0.1%)
400	Puerto Rico Commonwealth Hwy. & Trans. Au. Rev. (Floater), Ser. 2008-2390, (AMBAC Insured), 2.49%, due 5/1/08	400	µb
South Carolina (5.5%)
1,100	Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured), 5.00%, due 2/1/18	1,147
2,140	Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser. 2002, (FGIC Insured), 5.25%, due 12/1/17	2,270
2,345	South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13	2,481	ß
2,000	South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23	2,041	ß
4,665	South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, (FSA Insured), 5.38%, due 1/1/18	4,951
3,500	Union Co. IDR (Federal Paper Board Co., Inc. Proj.), Ser. 1989, 4.55%, due 11/1/09	3,512	ß
		16,402
Tennessee (2.2%)
1,655	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002 A, (FSA Insured), 5.50%, due 1/1/18 Pre-Refunded 1/1/13	1,822	ß
1,360	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. (Unrefunded Bal.), Ser. 2002 A, (FSA Insured), 5.50%, due 1/1/18	1,466	ß
3,085	Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref. Rev. (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12	3,129	ß
		6,417
Texas (21.3%)
4,145	Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23	3,602	ß
920	Austin Convention Enterprises, Inc. Convention Ctr. Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11	1,001
3,300	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13	3,158	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$1,000	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14	$887	ß
3,600	Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002, (FSA Insured), 5.50%, due 9/1/17	3,891
2,100	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16	2,066	ß
1,935	Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004 B, (FSA Insured), 5.50%, due 11/1/18	2,001
1,750	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/16	1,773
1,745	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/17	1,765
2,210	Harris Co. Toll Road Sr. Lien Rev., (Unrefunded Bal.), Ser. 2002, (FSA Insured), 5.38%, due 8/15/16	2,381
4,790	Harris Co. Toll Road Sr. Lien Rev., Ser. 2002, (FSA Insured), 5.38%, due 8/15/16 Pre-Refunded 8/15/12	5,249
610	HFDC Central Texas, Inc. Retirement Fac. Rev., Ser. 2006 A, 5.25%, due 11/1/15	584	ß
3,235	Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A, (FGIC Insured), 5.50%, due 7/1/16	3,281
4,955	Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured), 5.25%, due 3/1/17	5,241
2,000	Lubbock Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.), Ser. 1998, 5.25%, due 7/1/16	2,023	ß
4,780	North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13	4,879	ß
950	Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF Insured), 5.50%, due 8/15/17 Pre-Refunded 2/15/13	1,050
50	Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17	54
20	San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%, due 2/1/14 Pre-Refunded 2/1/12	21
6,795	San Antonio Independent Sch. Dist. Unlimited Tax G.O., Ser. 2001 B, (PSF Insured), 5.38%, due 8/15/17	7,182
1,240	San Antonio Unrefunded Balance Cert. of Obligation G.O. (Unrefunded Bal.), Ser. 2002, 5.00%, due 2/1/14	1,314
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	504	ß
910	Southmost Reg. Wtr. Auth. Texas Wtr. Supply Contract Rev., Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12	1,001
1,000	Southmost Reg. Wtr. Auth. Texas Wtr. Supply Contract Rev. (Unrefunded Bal.), Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19	1,065
4,200	Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (FSA Insured), 5.38%, due 3/1/16	4,564
365	Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.), Ser. 2002, 5.50%, due 9/1/12	372
1,000	Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser. 2003, (MBIA Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13	1,105
1,085	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13	1,114
		63,128
Virgin Islands (0.8%)
1,000	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	1,003
1,500	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2004, 5.88%, due 7/1/22	1,472	ß
		2,475
Virginia (1.1%)
2,620	Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes), Ser. 2006 C, 5.25%, due 12/1/21	2,345	ß
1,000	Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev. (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%, due 11/1/22	927	ß
		3,272
Washington (12.6%)
1,000	Clark Co. Vancouver Sch. Dist. Number 37 G.O., Ser. 1998, 5.13%, due 12/1/12	1,083
8,800	Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2001 A, (FSA Insured), 5.50%, due 7/1/17	9,329
5,000	King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O., Ser. 2002, (FSA Insured), 5.50%, due 12/1/17 Pre-Refunded 6/1/12	5,482
4,260	King Co. Pub. Trans. Sales Tax Ref. G.O., Ser. 2002, (FSA Insured), 5.38%, due 12/1/14	4,645
6,250	Port of Seattle Sub. Lien Rev., Ser. 2002 B, (FGIC Insured), 5.50%, due 9/1/16	6,389
1,000	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	953
1,000	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/23	1,006

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$1,625	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/18	$1,665
2,500	Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured), 5.13%, due 12/1/19	2,586
3,125	Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp. Assoc.), Ser. 2002, (ACA Insured), 5.00%, due 12/1/17	3,051	ß
1,000	Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due 7/1/17	1,002
		37,191
Wisconsin (5.6%)
1,385	Badger Tobacco Asset Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27	1,379
1,900	Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B, 5.50%, due 4/1/12	2,000
1,370	Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc. Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11	1,508	ß
1,000	Wisconsin Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters Hlth. Care), Ser. 2007, 5.00%, due 9/1/14	1,013	ß
7,205	Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%, due 5/1/17 Pre-Refunded 5/1/12	7,790
2,780	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15	2,846	ß
		16,536
Wyoming (1.6%)
4,895	Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006 6, 5.00%, due 12/1/21	4,768
Other (1.6%)
2,000	MuniMae Subordinated Cumulative Perpetual Preferred Shares, Ser. C, 4.70%, due 6/30/49 Putable 9/30/09	2,012	ñ
3,000	Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37	2,715	#
		4,727
	Total Investments (158.3%) (Cost $464,390)	468,852	##
	Cash, receivables and other assets, less liabilities (2.3%)	6,664
	Liquidation Value of Auction Market Preferred Shares [(60.6%)]	(179,400)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$296,116

See Notes to Schedule of Investments

Schedule of Investments New York Intermediate Municipal Fund Inc.

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
Arizona (0.7%)
$500	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	$509
California (1.3%)
1,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003, 6.13%, due 3/1/13	1,000
Florida (0.6%)
500	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	508	ß
Guam (0.6%)
500	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	509
Louisiana (2.5%)
1,000	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A, 5.25%, due 11/15/13	1,008	ß
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30	962
		1,970
New York (144.1%)
3,000	Albany IDA Civic Fac. Rev. (Charitable Leadership Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%, due 7/1/19	3,021
1,000	Buffalo & Fort Erie Pub. Bldg. Au. Toll Bridge Sys. Rev., Ser. 2005, (LOC: Bank of Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10	1,028
500	Cattaraugus Co. IDA (St. Bonaventure Univ. Proj.), Ser. 2006 A, 5.00%, due 5/1/23	475	ß
1,000	Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist College Proj.), Ser. 2003 A, 5.15%, due 7/1/17	1,048	ß
2,000	Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999, 5.45%, due 12/1/29 Putable 12/1/09	2,076	ß
500	Essex Co. IDA Solid Waste Disp. Rev. (Int'l Paper Co. Proj.), Ser. 2005 A, 5.20%, due 12/1/23	438	ß
2,000	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 1998 A, (FSA Insured), 5.50%, due 12/1/13	2,249
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006 E, (FGIC Insured), 5.00%, due 12/1/21	1,115
1,135	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	1,239
750	Madison Co. IDA Civic Fac. Rev. (Oneida Hlth. Sys., Inc. Proj.), Ser. 2007, 5.25%, due 2/1/27	695	ß
2,000	Metro. Trans. Au. Ref. Rev., Ser. 2002 A, (AMBAC Insured), 5.50%, due 11/15/15	2,171
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. Rochester), Ser. 2005, 5.00%, due 8/1/15	1,025	ß
980	Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg. Foundation - Rochester Institute of Technology Proj.), Ser. 1999 A, 5.25%, due 4/1/19	963	ß
1,000	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	1,025
1,000	Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due 3/1/13	1,090
1,125	Nassau Co. IDA Continuing Care Retirement Comm. Rev. (The Amsterdam Harborside), Ser. 2007 A, 5.88%, due 1/1/18	1,118	ß
1,000	New York City G.O., Ser. 2002 A, 5.75%, due 8/1/16	1,082
750	New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15	812
1,410	New York City Hlth. & Hosp. Corp. Rev., Ser. 2002 A, (FSA Insured), 5.50%, due 2/15/13	1,527	ß
4,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2002 E-2, 5.05%, due 11/1/23	3,958
1,000	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/15	1,020	ß
1,030	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/17	1,042	ß
2,920	New York City IDA Civic Fac. Rev. (Packer Collegiate Institute Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22	3,008	ß
750	New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics and Technology), Ser. 2006 A, 5.00%, due 12/1/21	665	ß
1,000	New York City IDA IDR (Brooklyn Navy Yard Cogeneration Partners, L.P. Proj.), Ser. 1997, 6.20%, due 10/1/22	1,017	ß
750	New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15	758

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19 Putable 1/1/16	$2,089	ß
960	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1992 A, (AMBAC Insured), 5.88%, due 6/15/13	1,090
4,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2002 D, 5.25%, due 6/15/15	4,277
3,000	New York City Transitional Fin. Au. Ref. Rev., Ser. 2002 B, 5.25%, due 2/1/29	3,133
2,025	New York City Transitional Fin. Au. Ref. Rev., Ser. 2002 C, (AMBAC Insured), 5.25%, due 8/1/17	2,154
200	New York City Transitional Fin. Au. Rev., Ser. 2001 B, (LOC: Landesbank Hessen-Thuringen Girozentrale), 2.40%, due 5/1/08	200	µ
750	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	746
2,000	New York St. Dorm. Au. Court Fac. Lease Rev. (New York City Issue), Ser. 2003 A, 5.50%, due 5/15/17 Pre-Refunded 5/15/13	2,227
1,675	New York St. Dorm. Au. Insured Rev. (Long Island Univ.), Ser. 2003 A, (Radian Insured), 5.25%, due 9/1/15	1,752	ß
1,600	New York St. Dorm. Au. Insured Rev. (The Culinary Institute of America), Ser. 1999, (MBIA Insured), 5.38%, due 7/1/15	1,651	ß
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,244	ß
1,125	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A, 5.63%, due 7/1/16	1,246
1,010	New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A, 5.25%, due 7/1/16 Pre-Refunded 7/1/11	1,099	ß
2,985	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/14	3,082	ß
2,000	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/16	2,050	ß
2,000	New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser. 2000 C, 5.50%, due 7/1/26	2,004	ß
1,980	New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser. 1998, (MBIA Insured), 5.00%, due 7/1/21	2,003	ß
525	New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser. 2004, 5.25%, due 7/1/18	533	ß
500	New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18	510	ß
2,855	New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.), Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15	2,988	ß
2,410	New York St. Dorm. Au. Rev. (Rochester Institute of Technology Proj.), Ser. 2002 A, (AMBAC Insured), 5.25%, due 7/1/19	2,539	ß
3,000	New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.), Ser. 2002, (LOC: Allied Irish Bank), 4.60%, due 7/1/16	2,987
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	949	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006 A, 5.00%, due 7/1/20	953	ß
1,135	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007 B, 5.25%, due 7/1/24	1,078	ß
250	New York St. Dorm. Au. Rev. Secured Hosp. Ref. Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16	254	ß
3,900	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2003 A, 5.38%, due 3/15/17 Pre-Refunded 3/15/13	4,316
5,000	New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated Edison Co. of New York, Inc. Proj.), Ser. 2001, 4.70%, due 6/1/36 Putable 10/1/12	5,006	ß
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004 A, 4.45%, due 7/1/17 Putable 7/1/09	1,497	ß
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67, 5.70%, due 10/1/17	2,021
2,000	New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16 Pre-Refunded 11/15/12	2,196
250	New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev., Ser. 2002 C, 4.00%, due 1/1/20 Putable 1/1/11	256
2,000	Niagara Co. IDA Civic Fac. Rev. (Niagara Univ. Proj.), Ser. 2001 A, (Radian Insured), 5.50%, due 11/1/16	2,094	ß
2,500	Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev. (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due 11/15/24 Putable 11/15/14	2,503	ß
3,000	Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC Insured), 5.50%, due 12/15/12	3,249
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007 B, 5.00%, due 12/1/22	965	ß
3,000	Triborough Bridge & Tunnel Au. Gen. Purp. Ref. Rev., Ser. 2002 B, 5.25%, due 11/15/18	3,174
1,535	Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	1,644
500	United Nations Dev. Corp. Sr. Lien. Ref. Rev., Ser. 2004 A, 5.25%, due 7/1/17	501

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@	VALUE†
(000's omitted)		(000's omitted)
$1,000	Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due 1/1/34 Putable 1/1/10	$1,013	ß
1,000	Yonkers IDA Civic Fac. Rev. (Comm. Dev. Properties-Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16 Pre-Refunded 2/1/11	1,079	ß
		114,017
Pennsylvania (2.0%)
1,590	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 5.90%, due 1/1/17	1,616	ß
Puerto Rico (4.2%)
870	Puerto Rico Children's Trust Tobacco Settlement Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33	835
600	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 2008 2390, (AMBAC Insured), 2.49%, due 5/1/08	600	µ
800	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 2008 2391, (AMBAC Insured), 2.49%, due 5/1/08	800	µ
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A, (ACA Insured), 5.25%, due 8/1/16	1,067	ß
		3,302
Texas (1.5%)
800	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13	766	ß
400	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16	393	ß
		1,159
Virgin Islands (1.3%)
250	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	250
750	Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22	761
		1,011
	Total Investments (158.8%) (Cost $124,857)	125,601	##
	Cash, receivables and other assets, less liabilities (2.2%)	1,758
	Liquidation Value of Auction Market Preferred Shares [(61.0%)]	(48,250)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$79,109

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†  Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. If market quotations are not readily available, securities are valued by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

##  At April 30, 2008, selected Fund information on a U.S. federal income tax basis was as follows:

(000's omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
California	$154,754	$2,507	$1,529	$978
Intermediate	464,390	9,435	4,973	4,462
New York	124,857	1,822	1,078	744

@  At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 72%, and 67% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumental ities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß  Security is guaranteed by the corporate or non-profit obligor.

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At April 30, 2008, these securities amounted to approximately $4,432,000 or 1.5% of net assets applicable to common shareholders for Intermediate.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of April 30, 2008.

a  Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

b  Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

#  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At April 30, 2008, these securities amounted to approximately $2,715,000 or 0.9% of net assets applicable to common shareholders for Intermediate.

(000's omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of April 30, 2008	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of April 30, 2008
Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37	10/2/2006	$3,000	1.0%	$2,715	0.9%

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Intermediate Municipal Closed-End Funds
(000's omitted except per share amounts)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND	INTERMEDIATE MUNICIPAL FUND	NEW YORK INTERMEDIATE MUNICIPAL FUND
	April 30, 2008	April 30, 2008	April 30, 2008
Assets
Investments in securities, at market value* (Note A)— see Schedule of Investments:	$155,732	$468,852	$125,601
Cash	93	98	79
Interest receivable	2,444	8,037	2,077
Prepaid expenses and other assets	5	16	6
Total Assets	158,274	477,003	127,763
Liabilities
Distributions payable—preferred shares	54	128	22
Distributions payable—common shares	362	1,123	298
Payable for securities purchased	1,591	—	—
Payable to investment manager—net (Notes A & B)	6	20	5
Payable to administrator (Note B)	39	117	31
Accrued expenses and other payables	51	99	48
Total Liabilities	2,103	1,487	404
Auction Market Preferred Shares Series A & B at liquidation value
3,000, 8,000 and 3,000 shares authorized; and 2,360, 7,176 and 1,930 shares issued and outstanding for California, Intermediate and New York, respectively; $.0001 par value; $25,000 liquidation value per share (Note A)	59,000	179,400	48,250
Net Assets applicable to Common Shareholders at value	$97,171	$296,116	$79,109
Net Assets applicable to Common Shareholders consist of:
Paid-in capital—common shares	$96,455	$293,853	$79,175
Distributions in excess of net investment income	(115)	(705)	(144)
Accumulated net realized gains (losses) on investments	(147)	(1,494)	(666)
Net unrealized appreciation (depreciation) in value of investments	978	4,462	744
Net Assets applicable to Common Shareholders at value	$97,171	$296,116	$79,109
Common Shares Outstanding ($.0001 par value; 999,997,000, 999,992,000 and 999,997,000 shares authorized for California, Intermediate and New York, respectively)	6,799	20,705	5,582
Net Asset Value Per Common Share Outstanding	$14.29	$14.30	$14.17
*Cost of Investments:	$154,754	$464,390	$124,857

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman Intermediate Municipal Closed-End Funds
(000's omitted)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND	INTERMEDIATE MUNICIPAL FUND	NEW YORK INTERMEDIATE MUNICIPAL FUND
	For the Six Months Ended April 30, 2008	For the Six Months Ended April 30, 2008	For the Six Months Ended April 30, 2008
Investment Income:
Income (Note A):
Interest income	$3,640	$11,364	$3,062
Expenses:
Investment management fees (Note A & B)	197	598	160
Administration fees (Note B)	236	717	192
Stock transfer agent fees	10	10	10
Auction agent fees (Note B)	75	227	61
Audit fees	23	23	23
Basic maintenance expense (Note B)	12	12	12
Custodian fees (Note B)	41	71	35
Insurance expense	2	7	2
Legal fees	16	54	14
Shareholder reports	13	23	13
Stock exchange listing fees	1	3	1
Directors' fees and expenses	15	15	15
Miscellaneous	14	18	14
Total expenses	655	1,778	552
Investment management fees waived (Notes B)	(157)	(478)	(128)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(2)	(2)	(1)
Total net expenses	496	1,298	423
Net investment income (loss)	$3,144	$10,066	$2,639
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	83	(470)	(128)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(2,160)	(4,662)	(800)
Net gain (loss) on investments	(2,077)	(5,132)	(928)
Distributions to Preferred Shareholders	(1,004)	(3,389)	(844)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	$63	$1,545	$867

See Notes to Financial Statements

This page has been left blank intentionally

Statements of Changes in Net Assets

Neuberger Berman Intermediate Municipal Closed-End Funds
(000's omitted)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND		INTERMEDIATE MUNICIPAL FUND
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets Applicable to Common Shareholders:
From Operations:
Net investment income (loss)	$3,144	$6,370	$10,066	$20,201
Net realized gain (loss) on investments	83	69	(470)	(127)
Change in net unrealized appreciation (depreciation) of investments	(2,160)	(2,451)	(4,662)	(6,974)
Distributions to Preferred Shareholders From (Note A):
Net investment income	(1,004)	(2,028)	(3,389)	(6,687)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	63	1,960	1,545	6,413
Distributions to Common Shareholders From (Note A):
Net investment income	(2,175)	(4,668)	(6,740)	(13,783)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends	—	108	—	—
Total net proceeds from capital share transactions	—	108	—	—
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(2,112)	(2,600)	(5,195)	(7,370)
Net Assets Applicable to Common Shareholders:
Beginning of period	99,283	101,883	301,311	308,681
End of period	$97,171	$99,283	$296,116	$301,311
Distributions in excess of net investment income at end of period	$(115)	$(80)	$(705)	$(642)

See Notes to Financial Statements

	NEW YORK INTERMEDIATE MUNICIPAL FUND
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets Applicable to Common Shareholders:
From Operations:
Net investment income (loss)	$2,639	$5,307
Net realized gain (loss) on investments	(128)	11
Change in net unrealized appreciation (depreciation) of investments	(800)	(1,858)
Distributions to Preferred Shareholders From (Note A):
Net investment income	(844)	(1,673)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	867	1,787
Distributions to Common Shareholders From (Note A):
Net investment income	(1,790)	(3,750)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends	—	56
Total net proceeds from capital share transactions	—	56
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(923)	(1,907)
Net Assets Applicable to Common Shareholders:
Beginning of period	80,032	81,939
End of period	$79,109	$80,032
Distributions in excess of net investment income at end of period	$(144)	$(149)

Notes to Financial Statements Intermediate Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund" and, collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Each Fund's Board of Directors may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

  The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

  In accordance with Securities and Exchange Commission guidance, the Funds implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. The Funds have reviewed the tax positions for the open tax period as of April 30, 2008 and the open tax years as of October 31, 2007, and have determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

  As determined on October 31, 2007, there were no permanent differences resulting from different book and tax accounting reclassified at fiscal year-end.

  The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

Distributions Paid From:
	Tax-Exempt Income		Ordinary Income		Total
	2007	2006	2007	2006	2007	2006
California	$6,689,147	$6,741,577	$6,563	$6,567	$6,695,710	$6,748,144
Intermediate	20,429,346	21,418,996	40,416	35,155	20,469,762	21,454,151
New York	5,418,857	5,696,502	4,701	4,389	5,423,558	5,700,891

  As of October 31, 2007, the components of distributable earnings (accumulated losses) on a U.S federal income tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Total
California	$375,119	$—	$—	$3,138,120	$(230,084)	$3,283,155
Intermediate	757,071	—	—	9,123,612	(1,023,927)	8,856,756
New York	204,007	—	—	1,544,142	(538,034)	1,210,115

  The differences between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments.

  To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined at October 31, 2007, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Expiring in:
	2011	2012	2013	2014	2015
California	$—	$225,607	$4,477	$—	$—
Intermediate	509,968	328,363	58,816	—	126,780
New York	362,560	156,636	18,838	—	—

5  Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare quarterly and pay monthly distributions. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common shareholders are recorded on the ex-date. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

  Subsequent to April 30, 2008, each Fund declared three monthly distributions to common shareholders payable June 16, 2008, July 15, 2008 and August 15, 2008 to shareholders of record on May 30, 2008, June 30, 2008 and July 31, 2008, with ex-dates of May 28, 2008, June 26, 2008 and July 29, 2008, as follows:

Distribution per share
California	$0.053294
Intermediate	0.054217
New York	0.053430

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund are allocated among the Funds and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7  Redeemable preferred shares: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

	Series A Shares	Series B Shares
California	1,500	1,500
Intermediate	4,000	4,000
New York	1,500	1,500

  On December 13, 2002, the Funds issued several series of AMPS, as follows:

	Series A Shares	Series B Shares
California	1,180	1,180
Intermediate	3,588	3,588
New York	965	965

  All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay distributions every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

  In the absence of a special rate period, distribution rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. For the six months ended April 30, 2008, distribution rates ranged from:

	Distribution Rate
California	2.77	% – 4.36%
Intermediate	2.87	% – 4.60%
New York	2.51	% – 4.36%

  In the absence of a special rate period, distribution rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. For the six months ended April 30, 2008, distribution rates ranged from:

	Distribution Rate
California	2.94	% – 3.90%
Intermediate	3.06	% – 4.90%
New York	3.10	% – 4.40%

  The Funds declared distributions to AMPS shareholders for the period May 1, 2008 to May 31, 2008 for each series of the AMPS as follows:

	Series A Shares	Series B Shares
California	$80,050	$74,474
Intermediate	242,913	225,902
New York	66,000	63,789

  Since February 2008, the market for auction rate preferred securities has experienced an unprecedented number of failed auctions. A failed auction occurs when sellers outnumber bidders and, as a result, sellers cannot sell all, and in many cases any, of their auction rate preferred securities. When a failed auction occurs, the distribution rate for auction rate preferred securities resets to a maximum rate, which is typically determined according to a formula applied to a "base" rate. Historically, if there were not a sufficient number of bids to purchase all the auction rate preferred securities submitted to be sold in an auction, one or more broker-dealers would voluntarily allocate their own capital to purchase the remaining auction rate preferred securities. In doing so, the broker-dealer(s) would prevent a failed auction and, therefore, payment of distributions at the maximum rate. Earlier this year, most broker -dealers ceased allocating their capital to auctions for auction rate preferred securities, resulting in the unprecedented number of failed auctions.

  Beginning in February 2008, the auctions for the Funds' AMPS have consistently failed. Although the failed auctions have resulted in a current lack of liquidity for preferred shareholders, they are not an event of default for the Funds nor have they affected the credit quality of the AMPS, which all continue to be rated AAA/Aaa. The Funds have paid, and continue to pay, distribution rates on their AMPS that are set at the maximum rate, which is

110% of the base rate (the base rate is the greater of an "AA" rated composite commercial paper rate or the taxable equivalent of a short-term municipal bond rate) as a result of the failed auctions.

  If auctions continue to fail and the maximum rate increases due to changes in short term interest rates, the Funds' returns for common shareholders could be adversely affected. The Funds continue to monitor the developments in the AMPS market and consider the interests of the common and preferred shareholders when evaluating any potential solutions.

  The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value.

  The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

  The holders of AMPS are entitled to one vote per share and will vote with holders of common shares as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law or a Fund's charter. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of a Fund if the Fund fails to pay distributions on AMPS for two consecutive years.

8  Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest substantially all of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds' securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9  Indemnifications: Like many other companies, the Funds' organizational documents provide that their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund's maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

Note B—Management Fees, Administration Fees, and Other Transactions With Affiliates:

  Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

  Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

Year Ended October 31,	% of Average Daily Managed Assets
2008	0.20%
2009	0.15
2010	0.10
2011	0.05

  Management has not agreed to waive any portion of its fees beyond October 31, 2011.

  For the six months ended April 30, 2008, such waived fees amounted to $157,230, $478,326, and $127,603 for California, Intermediate, and New York, respectively.

  Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

  Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to each Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

  Each Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2008, the impact of this arrangement was a reduction of expenses of $2,262, $1,611, and $861 for California, Intermediate, and New York, respectively.

  In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

  In order to satisfy rating agencies' requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the AMPS. "Discounted value" refers to the fact that the rating agencies require each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. Each Fund pays a fee to State Street for the preparation of this report which is reflected in the Statements of Operations under the caption "Basic maintenance expense."

Note C—Securities Transactions:

  During the six months ended April 30, 2008, there were purchase and sale transactions (excluding short-term securities) as follows:

(000's omitted)	Purchases	Sales
California	$11,966	$11,568
Intermediate	13,393	12,655
New York	7,433	7,033

Note D—Capital:

  At April 30, 2008, the common shares outstanding and the common shares of each Fund owned by Neuberger were as follows:

	Common Shares Outstanding	Common Shares Owned by Neuberger
California	6,799,354	6,981
Intermediate	20,705,124	6,981
New York	5,582,218	6,981

  Transactions in common shares for the six months ended April 30, 2008 and the year ended October 31, 2007, were as follows:

	Reinvestment of Dividends and Distributions		Net Increase in Common Shares Outstanding
	2008	2007	2008	2007
California	—	7,373	—	7,373
Intermediate	—	—	—	—
New York	—	3,816	—	3,816

Note E—Recent Accounting Pronouncements:

  In September 2006, Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Funds' financial position or results of operations.

  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Note F—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

	Six Months Ended April 30,		Year Ended October 31,
	2008 (Unaudited)		2007	2006	2005	2004	2003
Common Share Net Asset Value, Beginning of Period	$14.60		$15.00	$14.68	$15.06	$14.36	$14.31
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.46		.94	.94	.91	.91	.85
Net Gains or Losses on Securities (both realized and unrealized)	(.30)		(.35)	.37	(.40)	.67	.14
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.15)		(.30)	(.27)	(.14)	(.13)	(.08)
Total From Investment Operations Applicable to Common Shareholders	.01		.29	1.04	.37	1.45	.91
Less Distributions to Common Shareholders From:
Net Investment Income	(.32)		(.69)	(.72)	(.75)	(.75)	(.75)
Less Capital Charges From:
Issuance of Preferred Shares	—		—	—	—	—	(.11)
Total Capital Charges	—		—	—	—	—	(.11)
Common Share Net Asset Value, End of Period	$14.29		$14.60	$15.00	$14.68	$15.06	$14.36
Common Share Market Value, End of Period	$13.17		$13.08	$14.65	$13.75	$13.47	$13.00
Total Return, Common Share Net Asset Value†	+.26	%**	+2.16%	+7.51%	+2.96%	+10.97%	+6.02%
Total Return, Common Share Market Value†	+3.14	%**	–6.29%	+12.10%	+7.82%	+9.63%	–8.44%
Ratios/Supplemental Data††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$97.2		$99.3	$101.9	$99.7	$102.3	$97.5
Preferred Shares, at Liquidation Value ($25,000 per share liquidation preference) (in millions)	$59.0		$59.0	$59.0	$59.0	$59.0	$59.0
Ratio of Gross Expenses to Average Net Assets Applicable to Common Shareholders#	1.01	%*	.94%	.93%	.96%	.96%	.88%
Ratio of Net Expenses to Average Net Assets Applicable to Common Shareholders‡	1.01	%*	.94%	.93%	.96%	.96%	.88%
Ratio of Net Investment Income (Loss) Excluding Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	6.38	%*	6.36%	6.36%	6.08%	6.24%	5.88%
Ratio of Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	2.04	%*	2.02%	1.86%	.91%	.86%	.56%
Ratio of Net Investment Income (Loss) Including Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	4.34	%*	4.34%	4.50%	5.17%	5.38%	5.32%
Portfolio Turnover Rate	7	%**	3%	3%	3%	3%	9%
Asset Coverage Per Preferred Share, End of Period@	$66,197		$67,108	$68,208	$67,273	$68,383	$66,332

See Notes to Financial Highlights

Financial Highlights

Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

	Six Months Ended April 30,		Year Ended October 31,
	2008 (Unaudited)		2007	2006	2005	2004	2003
Common Share Net Asset Value, Beginning of Period	$14.55		$14.91	$14.68	$15.11	$14.44	$14.30
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.49		.98	.97	.95	.94	.88
Net Gains or Losses on Securities (both realized and unrealized)	(.25)		(.35)	.30	(.43)	.65	.25
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.16)		(.32)	(.29)	(.15)	(.12)	(.09)
Total From Investment Operations Applicable to Common Shareholders	.08		.31	.98	.37	1.47	1.04
Less Distributions to Common Shareholders From:
Net Investment Income	(.33)		(.67)	(.75)	(.80)	(.80)	(.80)
Less Capital Charges From:
Issuance of Preferred Shares	—		—	—	—	—	(.10)
Total Capital Charges	—		—	—	—	—	(.10)
Common Share Net Asset Value, End of Period	$14.30		$14.55	$14.91	$14.68	$15.11	$14.44
Common Share Market Value, End of Period	$13.08		$12.86	$14.22	$13.62	$13.70	$13.33
Total Return, Common Share Net Asset Value†	+.74	%**	+2.48%	+7.22%	+2.93%	+10.91%	+6.88%
Total Return, Common Share Market Value†	+4.26	%**	–5.03%	+10.22%	+5.32%	+8.94%	–5.94%
Ratios/Supplemental Data††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$296.1		$301.3	$308.7	$303.9	$312.8	$299.1
Preferred Shares, at Liquidation Value ($25,000 per share liquidation preference) (in millions)	$179.4		$179.4	$179.4	$179.4	$179.4	$179.4
Ratio of Gross Expenses to Average Net Assets Applicable to Common Shareholders#	.87	%*	.79%	.78%	.80%	.82%	.74%
Ratio of Net Expenses to Average Net Assets Applicable to Common Shareholders‡	.87	%*	.78%	.78%	.80%	.82%	.74%
Ratio of Net Investment Income (Loss) Excluding Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	6.71	%*	6.65%	6.61%	6.33%	6.40%	6.08%
Ratio of Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	2.26	%*	2.20%	1.95%	1.02%	.85%	.59%
Ratio of Net Investment Income (Loss) Including Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	4.45	%*	4.45%	4.66%	5.31%	5.55%	5.49%
Portfolio Turnover Rate	3	%**	4%	6%	2%	3%	10%
Asset Coverage Per Preferred Share, End of Period@	$66,283		$67,027	$68,048	$67,368	$68,622	$66,694

See Notes to Financial Highlights

Financial Highlights

New York Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

	Six Months Ended April 30,		Year Ended October 31,
	2008 (Unaudited)		2007	2006	2005	2004	2003
Common Share Net Asset Value, Beginning of Period	$14.34		$14.69	$14.47	$14.90	$14.40	$14.32
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.47		.95	.96	.93	.93	.86
Net Gains or Losses on Securities (both realized and unrealized)	(.17)		(.33)	.29	(.44)	.48	.19
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.15)		(.30)	(.28)	(.14)	(.13)	(.08)
Total From Investment Operations Applicable to Common Shareholders	.15		.32	.97	.35	1.28	.97
Less Distributions to Common Shareholders From:
Net Investment Income	(.32)		(.67)	(.75)	(.78)	(.78)	(.78)
Less Capital Charges From:
Issuance of Preferred Shares	—		—	—	—	—	(.11)
Total Capital Charges	—		—	—	—	—	(.11)
Common Share Net Asset Value, End of Period	$14.17		$14.34	$14.69	$14.47	$14.90	$14.40
Common Share Market Value, End of Period	$12.78		$12.99	$14.60	$13.54	$13.32	$13.27
Total Return, Common Share Net Asset Value†	+1.29	%**	+2.50%	+7.05%	+2.87%	+9.67%	+6.36%
Total Return, Common Share Market Value†	+.85	%**	–6.58%	+13.70%	+7.68%	+6.39%	–6.43%
Ratios/Supplemental Data††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$79.1		$80.0	$81.9	$80.7	$83.1	$80.3
Preferred Shares, at Liquidation Value ($25,000 per share liquidation preference) (in millions)	$48.3		$48.3	$48.3	$48.3	$48.3	$48.3
Ratio of Gross Expenses to Average Net Assets Applicable to Common Shareholders#	1.06	%*	1.00%	.98%	1.02%	1.00%	.92%
Ratio of Net Expenses to Average Net Assets Applicable to Common Shareholders‡	1.06	%*	1.00%	.98%	1.01%	.99%	.92%
Ratio of Net Investment Income (Loss) Excluding Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	6.63	%*	6.56%	6.60%	6.30%	6.37%	6.02%
Ratio of Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	2.12	%*	2.07%	1.90%	.92%	.86%	.57%
Ratio of Net Investment Income (Loss) Including Preferred Share Distributions to Average Net Assets Applicable to Common Shareholders	4.51	%*	4.49%	4.70%	5.38%	5.51%	5.45%
Portfolio Turnover Rate	6	%**	1%	5%	2%	5%	11%
Asset Coverage Per Preferred Share, End of Period@	$66,001		$66,496	$67,488	$66,813	$68,073	$66,617

See Notes to Financial Highlights

Notes to Financial Highlights Intermediate Municipal Closed-End Funds (Unaudited)

†  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares when sold may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not waived a portion of the investment management fee.

#  The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2008	2007	2006	2005	2004	2003
California	1.33%	1.34%	1.32%	1.36%	1.35%	1.26%
Intermediate	1.18%	1.18%	1.17%	1.20%	1.22%	1.13%
New York	1.38%	1.40%	1.38%	1.41%	1.39%	1.31%

@  Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid distributions on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.

††  Expense ratios do not include the effect of distributions to holders of AMPS. Income ratios include income earned on assets attributable to AMPS outstanding.

¢  Calculated based on the average number of shares outstanding during each fiscal period.

*  Annualized.

**  Not annualized.

Distribution Reinvestment Plan

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market pric e per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's acc ount. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is le ss than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

Directory

Investment Manager and Administrator

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

Sub-Adviser

Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Stock Transfer Agent

The Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Report of Votes of Shareholders

An annual meeting of shareholders of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate") and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") was held on April 14, 2008. Shareholders voted on the following matter: (1) To elect six Class III Directors (one of which is to be elected only by holders of the Fund's preferred shares) to serve until the annual meeting of shareholders in 2011, or until their successors are elected and qualified. Class I Directors (which include Faith Colish, Michael M. Knetter, Cornelius T. Ryan, Peter P. Trapp and Peter E. Sundman) and Class II Directors (which include John Cannon, C. Anne Harvey, George W. Morriss, Tom D. Seip and Jack L. Rivkin) continue to hold office until the annual meeting in 2009 and 2010, respectively.

Proposal 1 — To elect six Class III Directors (one of which is to be elected only by holders of the Fund's preferred shares) to serve until the annual meeting of shareholders in 2011.

CALIFORNIA
Common and Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Martha C. Goss	6,217,796.493	66,625	—	—
Robert A. Kavesh	6,212,286.493	72,135	—	—
Edward I. O'Brien	6,212,286.493	72,135	—	—
William E. Rulon	6,217,796.493	66,625	—	—
Candace L. Straight	6,217,796.493	66,625	—	—

Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Howard A. Mileaf	1,982	136	—	—

INTERMEDIATE
Common and Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Martha C. Goss	19,173,560	533,539	—	—
Robert A. Kavesh	19,119,218	587,881	—	—
Edward I. O'Brien	19,125,577	581,522	—	—
William E. Rulon	19,149,047	558,052	—	—
Candace L. Straight	19,169,859	537,240	—	—

Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Howard A. Mileaf	5,986	714	—	—

NEW YORK
Common and Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Martha C. Goss	5,060,552.897	249,351	—	—
Robert A. Kavesh	5,068,697.897	241,206	—	—
Edward I. O'Brien	5,068,711.897	241,192	—	—
William E. Rulon	5,068,711.897	241,192	—	—
Candace L. Straight	5,063,784.897	246,119	—	—

Preferred Shares

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Howard A. Mileaf	1,841	3	—	—

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Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158–0180
Internal Sales & Services
877.461.1899
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

10208 0608

Item 2. Code of Ethics

The Board of Directors (“Board”) of Neuberger Berman California Intermediate Municipal Fund Inc. (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer or principal accounting officer.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21167 (filed on July 10, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent directors as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in the annual report.

Item 5. Audit Committee of Listed Registrants

Only required in the annual report.

Item 6. Schedule of Investments

The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Only required in the annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Only required in the annual report.  There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21167 (filed July 10, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 24, 2008

By: /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 24, 2008